Pension and other postretirement benefits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)
Pension and other postretirement benefits
Defined contribution rate based on a standard salary base	20.00%	20.00%
Defined contribution plan expense	$ 2,745	¥ 17,018	¥ 14,337	¥ 12,158